Label	Element	Value
Brookfield Global Listed Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BROOKFIELD INVESTMENT FUNDS
Brookfield Global Listed Real Estate Fund
(the “Fund”)

Supplement dated February 29, 2024 to the Fund’s Prospectus

dated May 1, 2023, as supplemented and amended to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On February 21, 2024, the Board of Trustees (the “Board”) of the Fund approved certain changes to the Fund’s 80% Policy. As described in the Fund’s Prospectus, the Fund may change the 80% Policy without shareholder approval and will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. This supplement reflects the changes to the Fund’s 80% Policy. These changes will become effective on April 29, 2024.

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Global Listed Real Estate Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On page 2 of the Prospectus, under the heading “SUMMARY,” the first paragraph under the subsection “Principal Investment Strategies” is hereby deleted and replaced with the following:

“The Fund seeks to achieve its investment objective by investing primarily in real estate investment trusts (“REITs”) and other securities in the real estate industry. Under normal market conditions, the Fund will attempt to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in publicly traded equity securities of real estate companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). As part of the 80% Policy, under normal market conditions, at least 35% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded securities of real estate companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements (“Foreign Securities”), and the Fund will maintain exposure to securities of real estate companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest up to 20% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities, including obligations of the U.S. Government, floating rate loans, money-market instruments, and below-investment grade rated securities (“junk bonds”), as described in this Prospectus. As part of the 20% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) that may be invested in fixed income securities, up to 10% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) may be invested in below investment grade (“junk”) fixed income securities, of which 5% may be invested in fixed income securities rated “CCC” or lower by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or non-rated securities of comparable quality. The Fund, however, may not invest in securities that are in default at the time of initial investment.”

Please retain this Supplement for reference.